Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Summary of Significant Accounting Policies
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2(a) Basis of Accounting - The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).

NOTE 2(b) Accounting for Fully Benefit-Responsive Contracts - In accordance with Financial Accounting Standards Board (FASB) authoritative guidance, which defines reporting of fully benefit-responsive contracts held by defined-contribution pension plans, the statements of net assets available for benefits present investments at fair value except for fully benefit-responsive contracts, which are reported at contract value. Contract value is the relevant measure for the fully benefit-responsive investment contracts because contract value is the amount participants normally would receive if they were to initiate permitted transactions under the terms of the Plan. Certain events, such as a Plan termination or merger, initiated by the Plan sponsor, may limit the ability of the Plan to transact at contract value or may allow for the termination of the wrapper contract at less than contract value. The Committee believes the likelihood of events occurring that may limit the ability of the Plan to transact at contract value is not probable.

All guaranteed investment contracts held by the Plan are fully benefit-responsive contracts and at December 31, 2025 and 2024 all were synthetic. The contract value of all synthetic guaranteed investment contract investments was $70,405,093 and $76,368,636 at December 31, 2025 and 2024, respectively. The synthetic guaranteed investment contracts are comprised of investments in common collective trusts owned by the Plan and an investment contract issued by an insurance company or other financial institution, designed to provide a contract value “wrapper” around the fixed income portfolio to guarantee a specific interest rate. The guaranteed investment contract wrappers provide protection when the market value of the underlying assets is less than the contract value.

NOTE 2(c) Valuation of Investments and Income Recognition - The Plan’s investments are stated at fair value except for fully benefit-responsive investment contracts, which are reported at contract value. Plan investments are carried at fair value as determined by quoted market prices or the net asset value (NAV), as a practical expedient, of shares held by the Plan on the valuation date. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Investment transactions are recorded on the trade date.
NOTE 2(d) Net Appreciation/Depreciation in Fair Value of Investments - Net realized and unrealized appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year and is recorded in the accompanying statement of changes in net assets available for benefits as “Net appreciation or (depreciation) in fair value of investments.”

NOTE 2(e) Notes Receivable from Participants - Participant loans are carried at their unpaid principal balance, plus any accrued but unpaid interest.

NOTE 2(f) Distribution of Benefits - Benefit distributions to participants are recorded when paid.

NOTE 2(g) Expenses - All expenses paid through the Plan are recorded with investment earnings (losses) in the accompanying statement of changes in net assets available for benefits. Recordkeeping fees and expenses incurred in maintaining Self-Managed Brokerage Accounts are reported separately from investment earnings on individual participant statements and are paid by the Plan participants. Investment management fees are paid from investment earnings prior to crediting earnings to the individual participant account balances, but can be identified in the investment fund information supplied to participants from the Recordkeeper. Certain other Plan administrative expenses are absorbed by the Company.

NOTE 2(h) Use of Estimates - The preparation of financial statements in conformity with GAAP requires the Plan administrator to make estimates and assumptions that affect the reported amounts of net assets available for benefits at the date of the financial statements and the reported amounts of changes in net assets available for benefits during the reporting period. Actual results could differ from those estimates.

NOTE 2(i) Risk and Uncertainties - The Plan invests in various investments, including registered investment companies, common/collective trusts, common stock of the Company and synthetic investment contracts. The Plan also offers a Self-Managed Brokerage Account option, which allows participants to invest in a wide range of registered investment companies. Investments, in general, are exposed to various risks, such as interest rate, credit and overall market volatility risks. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investments, it is reasonably possible that changes in the values of certain investments may occur in the near term and that such changes could materially affect the amounts reported in the financial statements. There were significant concentrations of investments in the State Street S&P 500 Index Securities Lending Series Fund and Winslow Large Cap Growth Fund as of December 31, 2025 and in the State Street S&P 500 Index Securities Lending Series Fund, American Funds EuroPacific Growth Fund, Northern Trust Collective Extended Equity Market Index Fund, Dodge & Cox Stock Fund, and Winslow Large Cap Growth Fund as of December 31, 2024.

NOTE 2(j) Contributions - Employee contributions and any related Company contributions are recorded when withheld.